UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-04447
                                                     ---------

                             Brandywine Fund, Inc.
                             ---------------------
               (Exact name of registrant as specified in charter)

                               3711 Kennett Pike
                           Greenville, Delaware 19807
                           --------------------------
              (Address of principal executive offices) (Zip code)

                              William F. D'Alonzo
                               3711 Kennett Pike
                             Greenville, DE  19807
                             ---------------------
                    (Name and address of agent for service)

                                 (302) 656-3017
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ------------

Date of reporting period: JUNE 30, 2005
                          -------------

Item 1. Schedule of Investments.

                             Brandywine Fund, Inc.
                            Schedule of Investments
                                 June 30, 2005
                                  (Unaudited)


Shares or Principal Amount                                                       Value
--------------------------                                                       -----

COMMON STOCKS - 97.9% (A)<F3>

CONSUMER DISCRETIONARY
                  APPAREL RETAIL - 3.8%
      3,709,300   American Eagle Outfitters, Inc.                             $113,690,045
         25,000   Burlington Coat Factory Warehouse Corp.                        1,066,000
        139,800   Jos. A. Bank Clothiers, Inc.*<F4>                              6,053,340
        316,750   The Men's Wearhouse, Inc.*<F4>                                10,905,703
        350,000   Payless ShoeSource, Inc.*<F4>                                  6,720,000

                  APPAREL, ACCESSORIES, & LUXURY GOODS - 0.2%
        180,400   Phillips-Van Heusen Corp.                                      5,897,276

                  BROADCASTING & CABLE TV - 0.8%
        908,600   EchoStar Communications Corp.*<F4>                            27,394,290

                  CATALOG RETAIL - 0.2%
        292,200   Coldwater Creek Inc.*<F4>                                      7,278,702

                  CONSUMER ELECTRONICS - 3.1%
      1,141,600   Garmin Ltd.                                                   48,803,400
        790,000   Harman International Industries, Inc.                         64,274,400

                  DEPARTMENT STORES - 4.3%
      2,761,100   Kohl's Corp.*<F4>                                            154,373,101

                  FOOTWEAR - 4.4%
      1,721,800   Nike, Inc. Cl B                                              149,107,880
        348,500   Wolverine World Wide, Inc.                                     8,367,485

                  HOME FURNISHINGS - 0.7%
      1,167,300   Tempur-Pedic International Inc.*<F4>                          25,890,714

                  HOMEBUILDING - 2.3%
        844,800   Centex Corp.                                                  59,702,016
        222,600   KB Home, Inc.                                                 16,968,798
         60,000   Meritage Homes Corp.*<F4>                                      4,770,000

                  LEISURE PRODUCTS - 0.3%
        230,000   Nautilus,  Inc.                                                6,555,000
        139,800   SCP Pool Corp.                                                 4,905,582

                  RESTAURANTS - 0.9%
        125,000   Brinker International, Inc.*<F4>                               5,006,250
        824,400   Darden Restaurants, Inc.                                      27,188,712
         35,000   Red Robin Gourmet Burgers Inc.*<F4>                            2,169,300
                                                                            --------------
                  Total Consumer Discretionary                                 757,087,994
                    (Cost $696,542,940)

CONSUMER STAPLES
                  DRUG RETAIL - 3.3%
      4,060,800   CVS Corp.                                                    118,047,456
                                                                            --------------
                  Total Consumer Staples                                       118,047,456
                    (Cost $111,538,315)

ENERGY
                  OIL & GAS DRILLING - 5.6%
        289,200   Helmerich & Payne, Inc.                                       13,569,264
      2,081,000   Nabors Industries, Ltd.*<F4>                                 126,150,220
      2,280,100   Patterson-UTI Energy, Inc.                                    63,455,183

                  OIL & GAS EQUIPMENT & SERVICES - 8.4%
        189,800   Cooper Cameron Corp.*<F4>                                     11,777,090
        125,000   Core Laboratories N.V.*<F4>                                    3,352,500
        636,300   FMC Technologies, Inc.*<F4>                                   20,342,511
        214,400   Grant Prideco, Inc.*<F4>                                       5,670,880
        430,200   Halliburton Co.                                               20,572,164
      1,738,380   National Oilwell Varco Inc.*<F4>                              82,642,585
        400,000   Stolt Offshore S.A. ADR*<F4>                                   3,628,000
        643,200   Superior Energy Services, Inc.*<F4>                           11,448,960
        150,000   TETRA Technologies, Inc.*<F4>                                  4,777,500
        276,200   Veritas DGC Inc.*<F4>                                          7,661,788
      2,299,100   Weatherford International Ltd.*<F4>                          133,301,818

                  OIL & GAS EXPLORATION & PRODUCTION - 6.0%
        300,000   Bois d'Arc Energy, Inc.*<F4>                                   4,425,000
      5,812,300   Chesapeake Energy Corp.                                      132,520,440
        150,000   Global Industries, Ltd.*<F4>                                   1,275,000
        150,000   KCS Energy, Inc.*<F4>                                          2,605,500
      1,630,000   Southwestern Energy Co.*<F4>                                  76,577,400

                  OIL & GAS REFINING, MARKETING & TRANSPORTATION - 0.7%
      1,365,000   OMI Corp.                                                     25,948,650
                                                                            --------------
                  Total Energy                                                 751,702,453
                    (Cost $563,068,471)

FINANCIALS
                  PROPERTY & CASUALTY INSURANCE - 3.9%
      2,361,600   Allstate Corp.                                               141,105,600

                  REGIONAL BANKS - 0.3%
        235,000   SVB Financial Group*<F4>                                      11,256,500

                  SPECIALIZED FINANCE - 2.7%
        332,200   Chicago Mercantile Exchange                                   98,165,100
                                                                            --------------
                  Total Financials                                             250,527,200
                    (Cost $187,380,309)

HEALTHCARE
                  BIOTECHNOLOGY - 0.2%
        295,100   Serologicals Corp.*<F4>                                        6,270,875

                  HEALTH CARE EQUIPMENT - 3.5%
      1,550,000   Fisher Scientific International Inc.*<F4>                    100,595,000
        416,500   Kinetic Concepts, Inc.*<F4>                                   24,990,000

                  HEALTH CARE FACILITIES - 2.3%
        234,600   Community Health Systems Inc.*<F4>                             8,865,534
      1,361,400   Triad Hospitals, Inc.*<F4>                                    74,386,896
                                                                            --------------
                  Total Healthcare                                             215,108,305
                    (Cost $181,254,751)

INDUSTRIALS
                  AEROSPACE & DEFENSE - 5.9%
        525,000   Armor Holdings, Inc.*<F4>                                     20,795,250
      2,143,300   Goodrich Corp.                                                87,789,568
      1,359,600   Precision Castparts Corp.                                    105,912,840

                  COMMERCIAL PRINTING - 1.8%
      1,885,400   R. R. Donnelley & Sons Co.                                    65,065,154

                  CONSTRUCTION & ENGINEERING - 0.6%
        912,500   McDermott International, Inc.*<F4>                            19,162,500
         60,000   Washington Group International, Inc.*<F4>                      3,067,200

                  CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 1.9%
        150,000   Bucyrus International, Inc.                                    5,697,000
      1,620,000   Joy Global Inc.                                               54,415,800
        175,000   Manitowoc Company, Inc.                                        7,178,500

                  DIVERSIFIED COMMERCIAL SERVICES - 0.4%
        217,900   Corrections Corporation of America*<F4>                        8,552,575
        101,900   CRA International Inc.*<F4>                                    5,487,315

                  ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
        445,100   AMETEK, Inc.                                                  18,627,435
        400,000   Thomas & Betts Corp.*<F4>                                     11,296,000

                  ENVIRONMENTAL SERVICES - 0.4%
        342,400   Waste Connections, Inc.*<F4>                                  12,768,096

                  INDUSTRIAL CONGLOMERATES - 1.5%
        433,900   Carlisle Companies Inc.                                       29,778,557
        605,100   Walter Industries, Inc.                                       24,325,020

                  INDUSTRIAL MACHINERY - 2.8%
        219,200   IDEX Corp.                                                     8,463,312
        535,000   JLG Industries, Inc.                                          14,701,800
      1,731,000   Pentair, Inc.                                                 74,104,110
        146,500   The Timken Co.                                                 3,384,150

                  MARINE - 0.1%
        409,400   Eagle Bulk Shipping Inc.*<F4>                                  5,526,900

                  RAILROADS - 3.5%
      1,977,400   Union Pacific Corp.                                          128,135,520

                  TRADING COMPANIES & DISTRIBUTORS - 0.9%
        309,300   Aviall, Inc.*<F4>                                              9,770,787
        885,500   United Rentals, Inc.*<F4>                                     17,895,955
         75,000   Watsco, Inc.                                                   3,195,000

                  TRUCKING - 1.0%
      1,275,500   Hunt (J.B.) Transport Services, Inc.                          24,617,150
        450,900   Swift Transportation Co., Inc.*<F4>                           10,501,461
                                                                            --------------
                  Total Industrials                                            780,214,955
                    (Cost $746,107,607)

INFORMATION TECHNOLOGY
                  APPLICATION SOFTWARE - 3.1%
      1,154,900   Autodesk, Inc.                                                39,693,913
      3,296,600   Citrix Systems, Inc.*<F4>                                     71,404,356

                  COMMUNICATIONS EQUIPMENT - 2.8%
      5,130,100   Corning Inc.*<F4>                                             85,262,262
        777,800   Motorola, Inc.                                                14,202,628

                  COMPUTER HARDWARE - 0.8%
        550,000   Avid Technology, Inc.*<F4>                                    29,304,000

                  COMPUTER STORAGE & PERIPHERALS - 1.8%
        830,300   Emulex Corp.*<F4>                                             15,161,278
        150,000   Hutchinson Technology Inc.*<F4>                                5,776,500
      2,510,200   Seagate Technology                                            44,054,010

                  DATA PROCESSING & OUTSOURCED SERVICES - 0.3%
        147,800   Global Payments Inc.                                          10,020,840

                  ELECTRONIC EQUIPMENT MANUFACTURERS - 1.2%
      1,449,800   FLIR Systems, Inc.*<F4>                                       43,262,032

                  INTERNET SOFTWARE & SERVICES - 0.3%
        942,700   ValueClick, Inc.*<F4>                                         11,623,491

                  IT CONSULTING & OTHER SERVICES - 0.3%
        225,000   Anteon International Corp.*<F4>                               10,264,500

                  SEMICONDUCTOR EQUIPMENT - 1.1%
      1,740,000   Altera Corp.*<F4>                                             34,486,800
        175,000   Intel Corp.                                                    4,560,500

                  SEMICONDUCTORS - 0.5%
        345,000   International Rectifier Corp.*<F4>                            16,463,400
                                                                            --------------
                  Total Information Technology                                 435,540,510
                    (Cost $411,117,144)

MATERIALS
                  CONSTRUCTION MATERIALS - 2.1%
        367,022   Headwaters Inc.*<F4>                                          12,618,216
        334,200   Lafarge North America Inc.                                    20,867,448
        638,300   Martin Marietta Materials, Inc.                               44,119,296

                  DIVERSIFIED METALS & MINING - 3.6%
      1,405,100   Phelps Dodge Corp.                                           129,971,750

                  STEEL - 0.5%
        379,300   Carpenter Technology Corp.                                    19,647,740
                                                                            --------------
                  Total Materials                                              227,224,450
                    (Cost $220,157,543)

                  Total common stocks                                        3,535,453,323
                    (Cost $3,117,167,080)


SHORT-TERM INVESTMENTS - 5.1% (A)<F3>

                  COMMERCIAL PAPER - 5.0%
   $182,000,000   UBS Finance (DE) LLC
                  due 07/01/05, discount 3.37%                                 182,000,000
                                                                            --------------
                  Total commercial paper                                       182,000,000
                    (Cost $182,000,000)

                  VARIABLE RATE DEMAND NOTE - 0.1%
      2,511,895   U.S. Bank, N.A., 3.08%                                         2,511,895
                                                                            --------------
                  Total variable rate demand note                                2,511,895
                    (Cost $2,511,895)

                  Total short-term investments                                 184,511,895
                    (Cost $184,511,895)                                     --------------

                  Total investments - 103.0%                                 3,719,965,218
                    (Cost $3,301,678,975)

                  Liabilities, less cash and
                    receivables (3.0%) (A)<F3>                               (107,088,860)

                    TOTAL NET ASSETS - 100.0%                               $3,612,876,358
                                                                            --------------
                                                                            --------------


  *<F4>   Non-dividend paying security.
(A)<F3> Percentages for the various classifications relate to net assets. ADR- American Depository Receipts.
N.V.-Netherlands Antillies Limited Liability Corp.

Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Brandywine Fund, Inc.
                  ---------------------

     By (Signature and Title) /s/William F. D'Alonzo
                              ----------------------
                              William F. D'Alonzo, President

     Date August 10, 2005
          ---------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/William F. D'Alonzo
                              ----------------------
                              William F. D'Alonzo, President

     Date August 10, 2005
          ---------------

     By (Signature and Title) /s/Christopher G. Long
                              ----------------------
                              Christopher G. Long, Treasurer

     Date August 10, 2005
          ---------------